Cover	Nov. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2024
Entity File Number	000-51815
Entity Registrant Name	LOGIQ, INC.
Entity Central Index Key	0001335112
Entity Tax Identification Number	46-5057897
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	230 Victoria Bugis Junction
Entity Address, Address Line Two	#15-01/08
Entity Address, Country	SG
Entity Address, Postal Zip Code	188024
City Area Code	+65
Local Phone Number	9366 2322
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false